Segment reporting	12 Months Ended
Dec. 31, 2019
Segment reporting [Abstract]
Segment reporting
22	Segment reporting

The Company operates in the following segments: i) specialized maritime transportation, ii) logistics, and iii) ports and terminals, iv) warehousing. Specialized maritime transportation operations (‘Specialized Maritime Division’) include transportation of bulk liquid products, materials, and provisions for drilling platforms, as well as towing services for ships. Logistics solution service operations (‘Logistics Division’). Operations at ports and terminals (‘Port and Terminal Division’) include loading and unloading, storage at maritime port terminals, and shipping agency operations. Storage operations (‘Storage Division’) include storage and management of the facilities and bonded warehouses.

There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

December 31, 2019	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$868,505	$265,472	$169,839	$171,867	$-	$1,475,683
Costs and expenses	(652,157)	(232,386)	(122,882)	(132,792)	(620)	(1,140,837)
Corporate expenses	-	-	-	-	(173,106)	(173,106)
Depreciation and amortization	(66,306)	(19,474)	(15,186)	(41,516)	(40,398)	(182,880)
Transportation profit (loss)	$150,042	$13,612	$31,771	$(2,441)	$(214,124)	$(21,140)
Costs, expenses and revenue not allocated						52,432
Net profit for the year						$31,292

Total assets by operating segment	$2,034,872	$1,069,482	$1,092,314	$386,418	$-	$4,583,086
Shared assets	-	-	-	-	(19,311)	(19,311)
Total assets	$2,034,872	$1,069,482	$1,092,314	$386,418	$(19,311)	$4,563,775

Total liabilities by operating segment	$431,893	$158,203	$262,108	$181,416	$-	$1, 033,620
Shared liabilities	-	-	-	-	1,107,363	1,107,363
Total liabilities	$431,893	$158,203	$262,108	$181,416	$1,107,363	$2,140,983

Total capital expenditures by segment	$12,048	$598	$24,086	$494	$-	$37,226
Shared capital expenditures	-	-	-	-	11,055	11,055
Total capital expenditures	$12,048	$598	$24,086	$494	$11,055	$48,281

December 31, 2018	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$909,455	$286,649	$165,971	$160,991	$-	$1,523,066
Costs and expenses	(727,535)	(248,364)	(106,993)	(165,388)	(473)	(1,248,753)
Corporate expenses	-	-	-	-	(198,404)	(198,404)
Depreciation and amortization	(59,451)	(2,772)	(9,616)	(1,305)	(7,133)	(80,277)
Transportation profit (loss)	$122,469	$35,513	$49,362	$(5,702)	$(206,010)	$(4,368)
Costs, expenses and revenue not allocated						27,917
Net profit for the year						$23,549

Total assets by operating segment	$2,641,105	$55,586	$1,766,631	$238,740	$-	$4,702,062
Shared assets	-	-	-	-	(920,978)	(920,978)
Total assets	$2,641,105	$55,586	$1,766,631	$238,740	$ (920,978)	$3,781,084

Total liabilities by operating segment	$887,042	$19,055	$255,460	$66,515	$-	$1,228,072
Shared liabilities	-	-	-	-	428,754	428,754
Total liabilities	$887,042	$19,055	$255,460	$66,515	$428,754	$1,656,826

Total capital expenditures by segment	$42,745	$592	$13,176	$582	$-	$57,095
Shared capital expenditures	-	-	-	-	29,188	29,188
Total capital expenditures	$42,745	$592	$13,176	$582	$29,188	$86,283

December 31, 2017	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$1,951,320	$229,529	$134,196	$149,894	$-	$2,464,939
Costs and expenses	(1,386,282)	(193,826)	(112,771)	(180,356)	(1,123)	(1,874,358)
Corporate expenses	-	-	-	-	(205,622)	(205,622)
Depreciation and amortization	(541,030)	(1,660)	(11,143)	(1,205)	(7,877)	(562,915)
Transportation profit (loss)	$24,008	$34,043	$10,282	$(31,667)	$(214,622)	$(177,956)
Costs, expenses and revenue not allocated						1,507,535
Net profit for the year						$1,329,579

Total assets by operating segment	$5,617,173	$38,833	$1,904,928	$153,196	$-	$7,714,130
Shared assets	-	-	-	-	(3,589,918)	(3,589,918)
Total assets	$5,617,173	$38,833	$1,904,928	$153,196	$(3,589,918)	$4,124,212

Total liabilities by operating segment	$849,416	$19,425	$256,121	$56,296	$-	$1,181,258
Shared liabilities	-	-	-	-	713,892	713,892
Total liabilities	$849,416	$19,425	$256,121	$56,296	$713,892	$1,895,150

Total capital expenditures by segment	$64,054	$-	$9,034	$42	$-	$73,130
Shared capital expenditures	-	-	-	-	7,092	7,092
Total capital expenditures	$64,054	$-	$9,034	$42	$7,092	$80,222